Employees and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2022
Employees and Personnel Costs
Schedule of Average Number of Employees

	Year Ended December 31,
	2022		2021		2020
	Number	% of Male	Number	% of Male	Number	% of Male
	of Empl.	Empl.	of Empl.	Empl.	of Empl.	Empl.
Parent Company
Sweden	45	33%	29	40%	16	44%
	45	33%	29	40%	16	44%

Subsidiaries
France	2	—	3	26%	—	—
Switzerland	6	53%	6	47%	2	50%
United States	33	52%	18	62%	5	100%
	41	51%	27	55%	7	86%

Total for the Group	86	41%	56	47%	23	57%

Schedule of Wages and Salaries

	Year Ended December 31,
Wages and Salaries	2022	2021	2020
Parent Company
Board and Executive Management1)	33,471	27,792	19,211
Other employees	52,126	33,370	15,598

Subsidiaries
Board and Executive Management	14,493	4,983	3,184
Other employees	90,055	57,452	11,615
Total	190,145	123,597	49,608

1) Executive Management includes the Board, CEO and other executive management.

Schedule of Social Security Costs and Pension Costs

	Year Ended December 31,
Social Security Costs and Pension Costs	2022	2021	2020
Parent Company
Pension costs for the Board and Executive Management	2,167	1,785	1,748
Pension costs to other employees	6,582	4,084	1,666
Social security costs	17,393	17,088	12,330

Subsidiaries
Pension costs for the Board and Executive Management	616	167	129
Pension costs to other employees	2,647	928	506
Social security costs	6,484	8,596	225
Total	35,889	32,648	16,604

Schedule of Gender Distribution Among the Board and Senior Executives

	Year Ended December 31,
	2022	2021	2020
Percentage of women on the Board	67%	60%	60%
Percentage of men on the Board	33%	40%	40%
Percentage of women among other executive management	38%	33%	33%
Percentage of men among other executive management	62%	67%	67%

Schedule of Disclosures Regarding Total Remuneration of The Board and Senior Executives

	Year Ended December 31, 2022
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	975	—	—	—	647	1,622

Board members
Hilde Furberg	413	—	—	—	239	651
Diane Parks	490	—	—	—	239	729
Lennart Hansson (until May, 2022)	200	—	—	—	33	233
Molly Henderson	590	—	—	—	227	817
Henrik Stenqvist (from May, 2022)	275	—	—	—	74	349
Elisabeth Björk (from May, 2022)	188	—	—	—	74	261

Executive Management
CEO, Renée Aguiar-Lucander	5,938	760	2,293	—	4,056	13,048

Other executive management (7 people)	17,784	2,023	5,146	—	8,083	33,037
of which relates to subsidiaries	7,516	616	3,152	—	3,824	15,109
Total	26,853	2,783	7,440	—	13,671	50,747

	Year Ended December 31, 2021
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	898	—	—	—	465	1,363

Board members
Hilde Furberg	336	—	—	—	162	498
Lennart Hansson	360	—	—	—	162	522
Diane Parks	421	—	—	—	162	583
Molly Henderson	539	—	—	—	124	663

Executive Management
CEO, Renée Aguiar-Lucander	4,860	760	1,840	—	3,270	10,730

Other executive management (5 people)	11,279	1,193	2,335	—	5,561	20,368
of which relates to subsidiaries	2,775	167	694	—	1,515	5,151
Total	18,693	1,953	4,175	—	9,906	34,727

	Year Ended December 31, 2020
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	834	—	—	—	310	1,144

Board members
Thomas Eklund (until June, 2022)	72	—	—	—	43	115
Hilde Furberg	273	—	—	—	106	379
Lennart Hansson	281	—	—	—	106	387
Bengt Julander (until June, 2022)	58	—	—	—	—	58
Diane Parks	379	—	—	—	106	485
Molly Henderson (from June, 2022)	345	—	—	—	37	382

Executive Management
CEO, Renée Aguiar-Lucander	3,401	678	1,357	—	1,094	6,530

Other executive management (5 people)	9,816	1,198	1,760	472	2,018	15,264
of which relates to subsidiaries	2,547	129	636	—	—	3,312
Total	15,459	1,876	3,117	472	3,820	24,744